Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value - Fair value of Level 3 financial assets [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value [Line Items]
Balance at the beginning of the year	$ 5,794	$ 5,988
Purchases	1,503
Total (losses) recognized in OCI	(549)	(194)
Balance at the end of the year	$ 6,748	$ 5,794